The Company, Liquidity, and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company, Liquidity, and Basis of Presentation
1. The Company, Liquidity, and Basis of Presentation
Firefly Aerospace Inc., together with its wholly owned subsidiaries (collectively, “Firefly” or the “Company”), is based in Cedar Park, Texas. The Company was incorporated under the laws of the State of Delaware on January 27, 2017, and commenced operations on May 1, 2017.
On August 8, 2025, the Company completed an initial public offering (“IPO”) of shares of its common stock, par value $0.0001 per share. The Company’s common stock trades on the NASDAQ under the ticker “FLY”.
The Company is a market-leading space and defense technology company providing comprehensive mission solutions to national security, government and commercial customers with an established track record of mission success. The Company’s mission is to enable responsive and reliable launch, transit, and operations in space for its national security and commercial customers globally. The Company is a leading provider of fully integrated launch and space services technology, committed to enabling launch, transit and operations in space through responsive, reliable and affordable solutions – anywhere, anytime. The Company’s vertically integrated approach encompasses the design, manufacturing and operation of small to medium launch vehicles, landers, and spacecraft, allowing it to service the entire lifecycle of government and commercial missions from Low Earth Orbit to the Moon and to deep space. Its purpose-built family of products aligns with the ongoing paradigm shift in government missions and procurement processes, where speed, efficiency, and economics drive customer decision-making. Through its offerings across launch, lander and spacecraft, its vertically integrated product line, and its infrastructure, Firefly serves as a critical provider for commercial and government customers.
Since Firefly’s formation, it has established itself as a category leader across a diverse range of products and services that takes a comprehensive approach to providing a family of solutions to its customers’ space-based opportunities.
As an early-stage company with a limited commercial operating history, Firefly is subject to all the risks and expenses associated with a start-up
company. The Company must, among other things, respond to competitive developments, attract, retain, and motivate qualified personnel, and support the expense of marketing new products based on innovative technology. The Company expects to transition to operating as a manufacturing company, capable of producing and selling products at scale, as of the date the technological feasibility of the Alpha rocket is confirmed. The Company defines technological feasibility as satisfying three specific conditions: (i) reaching product qualification, (ii) achieving production readiness, and (iii) having successfully deployed a customer’s payload into its specific orbit and final destination. The Company has successfully deployed customer payloads into their specific orbits or destinations as of September 30, 2025. The Company’s executive leadership comprised of at least the Chief Operating Officer and the Chief Technology Officer shall determine at what point the Company’s products have been fully qualified to reach technological feasibility and full-rate production. Until this determination is made, the Company has not recorded any inventory amounts, and all costs incurred are expensed.
Liquidity and Initial Public Offering
The unaudited condensed consolidated financial statements of the Company have been prepared on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business. From inception, the Company has incurred an accumulated deficit totaling $979.2 million and $767.6 million as of September 30, 2025 and December 31, 2024, respectively, and has incurred $137.7 million and $117.4 million in negative cash flows from operations during the nine months ended September 30, 2025 and 2024, respectively.
During the nine months ended September 30, 2025, the Company raised $244.7 million, through its Series
D-1,
Series
D-3,
and Series
D-4
Preferred Stock financings.
On August 8, 2025, the Company completed its IPO of an aggregate of 22.2 million shares of its common stock, par value $0.0001, which includes the exercise in full by the underwriters of their option to purchase an additional 2.9 million shares of common stock, at a public offering price of $45.00 per share, for an aggregate offering price of $998.6 million. The Company received aggregate proceeds of $932.3 million, net of $57.4 million of underwriting discounts and commissions and $11.4 million of offering costs.
In connection with the closing of the IPO, all outstanding shares of the Company’s Preferred Stock (as defined in
Note 11. Stockholders’ Equity (Deficit) and Redeemable Convertible Preferred Stock
) were converted into 105.8 million shares of common stock. All outstanding Common Warrants were automatically exercised into 1.0 million shares of common stock and 0.6 million shares of common stock are reserved for issuance upon exercise of the Series J Warrants (each as defined in
Note 7. Fair Value Measurement
).

On August 8, 2025, the Company used a portion of the net proceeds from the IPO to repay the Term Loans under the Financing Agreement (each as defined in
Note 9. Notes Payable and Warrants
), together with the specified prepayment premium of $11.4 million, and accrued interest.
Certain of the Company’s previously granted and outstanding stock options included both service-based and performance-based vesting conditions. The performance condition related to these awards was satisfied upon the effectiveness of the IPO, resulting in the one-time
recognition of $3.0 million of stock-based compensation expense.
In connection with the IPO, the Company effected a
1-for-3.2544
reverse stock split of its common stock and a proportionate decrease in the number of its authorized shares. All share and per share information, including share-based compensation, throughout the accompanying unaudited condensed consolidated financial statements has been retroactively adjusted to reflect the reverse stock split.
Firefly plans to manage expenses and obtain additional funds as needed through the issuance of additional equity and debt. Future capital requirements will depend on many factors, including the rate of revenue growth, the selling price of the Company’s products, the expansion of sales and marketing activities, and the timing and extent of spending on research and development activities. If the Company is unable to obtain adequate financing on satisfactory terms when required, the ability to grow or support the business and to respond to business challenges could be significantly limited.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “Commission”) for interim financial information. Certain information and disclosures normally included in the audited consolidated financial statements have been condensed or omitted pursuant to such rules and regulations. The unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements theretofore the year ended December 31, 2024, included in the Registration Statement on Form
S-1
(File
No. 333-288646),
as amended, initially filed with the Commission in connection with the Company’s IPO on July 11, 2025. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, consisting of normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, statements of net loss and comprehensive loss, statements of cash flows, and statements of convertible preferred stock and stockholders’ equity (deficit) for these interim periods. The results for the interim period are not necessarily indicative of the results that may be expected for a full year. All intercompany balances and transactions have been eliminated.

1. The Company, Liquidity, and Basis of Presentation
Firefly Aerospace Inc., together with its wholly owned subsidiaries Firefly IP Holdings, LLC and Spaceflight, Inc. (collectively, “Firefly” or the “Company”), is a privately held company based in Cedar Park, Texas, that is incorporated under the laws of the State of Delaware on January 27, 2017, and commenced operations on May 1, 2017.
The Company is a market-leading space and defense technology company providing comprehensive mission solutions to national security, government and commercial customers with an established track record of mission success. The Company’s mission is to enable responsive and reliable launch, transit, and operations in space for its national security and commercial customers globally. The Company is a leading provider of fully integrated launch and space services technology, committed to enabling launch, transit and operations in space through responsive, reliable and affordable solutions – anywhere, anytime. The Company vertically integrated approach encompasses the design, manufacturing and operation of small to medium launch vehicles, landers, and spacecraft allowing us to service the entire lifecycle of government and commercial missions from Low Earth Orbit to the Moon and to deep space. Its purpose-built family of products align with the ongoing paradigm shift in government missions and procurement processes, where speed, efficiency, and economics drive customer decision making. Through its offerings across launch, lander and spacecraft, its vertically integrated product line, and its infrastructure, we serve as a critical provider for commercial and government customers.
Since the Company’s formation, we have established ourselves as a category leader across a diverse range of products and services. We take a comprehensive approach to providing a family of solutions to its customers’ space-based opportunities.
Liquidity
As an early-stage company with limited commercial operating history, the Company is subject to all the risks and expenses associated with a start-up
company. The Company must, among other things, respond to competitive developments, attract, retain, and motivate qualified personnel, and support the expense of marketing new products based on innovative technology. The Company expects to transition to a manufacturing company, capable of producing and selling products at scale, once the technological feasibility of the Alpha rocket is confirmed during 2025. The Company defines technological feasibility as satisfying three specific conditions: (i) reaching product qualification, (ii) achieving production readiness, and (iii) having successfully deployed a customer’s payload into its specific orbit and final destination. The Company has successfully deployed customer payloads into their specific orbits or destinations as of December 31, 2024. The Company’s executive leadership comprised of at least the Chief Operating Officer and the Chief Technology Officer shall determine at what point the Company’s products have been fully qualified to reach technological feasibility and full rate production. Until this determination is made, the Company has not recorded any inventory amounts and all costs incurred are expensed.
The consolidated financial statements of the Company have been prepared on a going concern basis, which contemplates the realization of assets and the discharge of liabilities in the normal course of business. From inception, the Company has incurred an accumulated deficit totaling approximately $767.6 million and $504.5 million as of December 31, 2024 and 2023, respectively, and has incurred approximately $157.7 million and $93.4 million in negative cash flows from operations during the years ended December 31, 2024 and 2023, respectively. The Company funded its operations through the year ended December 31, 2024, through various capital raises and entering into restrictive debt covenant term loans.
In 2024, the Company raised $21.0 million and $176.8 million through its Series C and Series D funding, respectively. The Series D amount included the conversion of $25.8 million in convertible notes. The Company raised $158.0 million after closing three tranches of its Series C funding during the year ended December 31, 2023.

The Company plans to manage expenses and obtain additional funds as needed through the issuance of equity and debt. Future capital requirements will depend on many factors, including the rate of revenue growth, the selling price of the Company’s products, the expansion of sales and marketing activities, and the timing and extent of spending on research and development activities. If the Company is unable to obtain adequate financing on satisfactory terms when required, the ability to grow or support the business and to respond to business challenges could be significantly limited.
Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented. All intercompany balances and transactions have been eliminated.